REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers [Table text block]
	Year Ended
	December 31,	December 31,
Revenue by product	2018	2017
Concentrate sales	$111,052	$105,203
Provisional pricing adjustments	228	1,925
Total revenue from concentrate sales	111,280	107,128
Dore sales	39,229	43,371
Total revenue	$150,509	$150,499